Schedule H, Line 4i - Schedule of Assets (Held at End of Year) - Schedule H, Line 4i - Schedule of Assets (Held at End of Year) (Details) - Navient 401(k) Savings Plan [Member]	12 Months Ended
Dec. 31, 2025 USD ($)
Schedule H, Line 4i - Schedule of Assets (Held at End of Year) [Abstract]
Plan participants	$ 2,808,815	[1],[2]
Total	$ 645,837,825
Employee Benefit Plan Participant [Member]
Schedule H, Line 4i - Schedule of Assets (Held at End of Year) [Abstract]
Party-in-interest	true	[2]
Investment, Identifier [Axis]: AF WASH MUTL INV R6 [Member]
Schedule H, Line 4i - Schedule of Assets (Held at End of Year) [Abstract]
Identity of issuer, borrower, or similar entity	AF WASH MUTL INV R6 [Member]
Description of Investment	Mutual Funds [Member]
Participation status	Participant-directed Investments [Member]	[3]
Current value	$ 17,149,913
Investment, Identifier [Axis]: AS SPL SM CAP VAL E [Member]
Schedule H, Line 4i - Schedule of Assets (Held at End of Year) [Abstract]
Identity of issuer, borrower, or similar entity	AS SPL SM CAP VAL E [Member]
Description of Investment	Common Collective Trust [Member]
Participation status	Participant-directed Investments [Member]	[3]
Current value	$ 3,985,342
Investment, Identifier [Axis]: BROKERAGELINK [Member]
Schedule H, Line 4i - Schedule of Assets (Held at End of Year) [Abstract]
Identity of issuer, borrower, or similar entity	BROKERAGELINK [Member]	[4]
Description of Investment	Self-directed Brokerage Account [Member]	[4]
Participation status	Participant-directed Investments [Member]	[3],[4]
Current value	$ 27,626,365	[4]
Investment, Identifier [Axis]: COL OVERSEAS VAL R [Member]
Schedule H, Line 4i - Schedule of Assets (Held at End of Year) [Abstract]
Identity of issuer, borrower, or similar entity	COL OVERSEAS VAL R [Member]
Description of Investment	Common Collective Trust [Member]
Participation status	Participant-directed Investments [Member]	[3]
Current value	$ 16,155,851
Investment, Identifier [Axis]: DODGE & COX INCOME X [Member]
Schedule H, Line 4i - Schedule of Assets (Held at End of Year) [Abstract]
Identity of issuer, borrower, or similar entity	DODGE & COX INCOME X [Member]
Description of Investment	Mutual Funds [Member]
Participation status	Participant-directed Investments [Member]	[3]
Current value	$ 18,818,719
Investment, Identifier [Axis]: FID BALANCED K [Member]
Schedule H, Line 4i - Schedule of Assets (Held at End of Year) [Abstract]
Party-in-interest	true	[2]
Identity of issuer, borrower, or similar entity	FID BALANCED K [Member]	[2]
Description of Investment	Mutual Funds [Member]	[2]
Participation status	Participant-directed Investments [Member]	[2],[3]
Current value	$ 23,471,401	[2]
Investment, Identifier [Axis]: FID CONTRA POOL CL A [Member]
Schedule H, Line 4i - Schedule of Assets (Held at End of Year) [Abstract]
Party-in-interest	true	[2]
Identity of issuer, borrower, or similar entity	FID CONTRA POOL CL A [Member]	[2]
Description of Investment	Common Collective Trust [Member]	[2]
Participation status	Participant-directed Investments [Member]	[2],[3]
Current value	$ 81,245,975	[2]
Investment, Identifier [Axis]: FID FRDM 2010 CP D [Member]
Schedule H, Line 4i - Schedule of Assets (Held at End of Year) [Abstract]
Party-in-interest	true	[2]
Identity of issuer, borrower, or similar entity	FID FRDM 2010 CP D [Member]	[2]
Description of Investment	Common Collective Trust [Member]	[2]
Participation status	Participant-directed Investments [Member]	[2],[3]
Current value	$ 1,263,388	[2]
Investment, Identifier [Axis]: FID FRDM 2015 CP D [Member]
Schedule H, Line 4i - Schedule of Assets (Held at End of Year) [Abstract]
Party-in-interest	true	[2]
Identity of issuer, borrower, or similar entity	FID FRDM 2015 CP D [Member]	[2]
Description of Investment	Common Collective Trust [Member]	[2]
Participation status	Participant-directed Investments [Member]	[2],[3]
Current value	$ 209,320	[2]
Investment, Identifier [Axis]: FID FRDM 2020 CP D [Member]
Schedule H, Line 4i - Schedule of Assets (Held at End of Year) [Abstract]
Party-in-interest	true	[2]
Identity of issuer, borrower, or similar entity	FID FRDM 2020 CP D [Member]	[2]
Description of Investment	Common Collective Trust [Member]	[2]
Participation status	Participant-directed Investments [Member]	[2],[3]
Current value	$ 7,489,565	[2]
Investment, Identifier [Axis]: FID FRDM 2025 CP D [Member]
Schedule H, Line 4i - Schedule of Assets (Held at End of Year) [Abstract]
Party-in-interest	true	[2]
Identity of issuer, borrower, or similar entity	FID FRDM 2025 CP D [Member]	[2]
Description of Investment	Common Collective Trust [Member]	[2]
Participation status	Participant-directed Investments [Member]	[2],[3]
Current value	$ 10,611,006	[2]
Investment, Identifier [Axis]: FID FRDM 2030 CP D [Member]
Schedule H, Line 4i - Schedule of Assets (Held at End of Year) [Abstract]
Party-in-interest	true	[2]
Identity of issuer, borrower, or similar entity	FID FRDM 2030 CP D [Member]	[2]
Description of Investment	Common Collective Trust Member	[2]
Participation status	Participant-directed Investments [Member]	[2],[3]
Current value	$ 28,710,069	[2]
Investment, Identifier [Axis]: FID FRDM 2035 CP D [Member]
Schedule H, Line 4i - Schedule of Assets (Held at End of Year) [Abstract]
Party-in-interest	true	[2]
Identity of issuer, borrower, or similar entity	FID FRDM 2035 CP D [Member]	[2]
Description of Investment	Common Collective Trust [Member]	[2]
Participation status	Participant-directed Investments [Member]	[2],[3]
Current value	$ 18,792,691	[2]
Investment, Identifier [Axis]: FID FRDM 2040 CP D [Member]
Schedule H, Line 4i - Schedule of Assets (Held at End of Year) [Abstract]
Party-in-interest	true	[2]
Identity of issuer, borrower, or similar entity	FID FRDM 2040 CP D [Member]	[2]
Description of Investment	Common Collective Trust [Member]	[2]
Participation status	Participant-directed Investments [Member]	[2],[3]
Current value	$ 34,500,176	[2]
Investment, Identifier [Axis]: FID FRDM 2045 CP D [Member]
Schedule H, Line 4i - Schedule of Assets (Held at End of Year) [Abstract]
Party-in-interest	true	[2]
Identity of issuer, borrower, or similar entity	FID FRDM 2045 CP D [Member]	[2]
Description of Investment	Common Collective Trust [Member]	[2]
Participation status	Participant-directed Investments [Member]	[2],[3]
Current value	$ 16,900,135	[2]
Investment, Identifier [Axis]: FID FRDM 2050 CP D [Member]
Schedule H, Line 4i - Schedule of Assets (Held at End of Year) [Abstract]
Party-in-interest	true	[2]
Identity of issuer, borrower, or similar entity	FID FRDM 2050 CP D [Member]	[2]
Description of Investment	Common Collective Trust [Member]	[2]
Participation status	Participant-directed Investments [Member]	[2],[3]
Current value	$ 18,495,519	[2]
Investment, Identifier [Axis]: FID FRDM 2055 CP D [Member]
Schedule H, Line 4i - Schedule of Assets (Held at End of Year) [Abstract]
Party-in-interest	true	[2]
Identity of issuer, borrower, or similar entity	FID FRDM 2055 CP D [Member]	[2]
Description of Investment	Common Collective Trust [Member]	[2]
Participation status	Participant-directed Investments [Member]	[2],[3]
Current value	$ 20,931,158	[2]
Investment, Identifier [Axis]: FID FRDM 2060 CP D [Member]
Schedule H, Line 4i - Schedule of Assets (Held at End of Year) [Abstract]
Party-in-interest	true	[2]
Identity of issuer, borrower, or similar entity	FID FRDM 2060 CP D [Member]	[2]
Description of Investment	Common Collective Trust [Member]	[2]
Participation status	Participant-directed Investments [Member]	[2],[3]
Current value	$ 7,257,472	[2]
Investment, Identifier [Axis]: FID FRDM 2065 CP D [Member]
Schedule H, Line 4i - Schedule of Assets (Held at End of Year) [Abstract]
Party-in-interest	true	[2]
Identity of issuer, borrower, or similar entity	FID FRDM 2065 CP D [Member]	[2]
Description of Investment	Common Collective Trust [Member]	[2]
Participation status	Participant-directed Investments [Member]	[2],[3]
Current value	$ 1,283,728	[2]
Investment, Identifier [Axis]: FID FRDM 2070 CP D [Member]
Schedule H, Line 4i - Schedule of Assets (Held at End of Year) [Abstract]
Party-in-interest	true	[2]
Identity of issuer, borrower, or similar entity	FID FRDM 2070 CP D [Member]	[2]
Description of Investment	Common Collective Trust [Member]	[2]
Participation status	Participant-directed Investments [Member]	[2],[3]
Current value	$ 67,267	[2]
Investment, Identifier [Axis]: FID FRDM RETIRE D [Member]
Schedule H, Line 4i - Schedule of Assets (Held at End of Year) [Abstract]
Party-in-interest	true	[2]
Identity of issuer, borrower, or similar entity	FID FRDM RETIRE D [Member]	[2]
Description of Investment	Common Collective Trust [Member]	[2]
Participation status	Participant-directed Investments [Member]	[2],[3]
Current value	$ 1,409,766	[2]
Investment, Identifier [Axis]: FID INFL PR BD IDX [Member]
Schedule H, Line 4i - Schedule of Assets (Held at End of Year) [Abstract]
Party-in-interest	true	[2]
Identity of issuer, borrower, or similar entity	FID INFL PR BD IDX [Member]	[2]
Description of Investment	Mutual Funds [Member]	[2]
Participation status	Participant-directed Investments [Member]	[2],[3]
Current value	$ 2,094,624	[2]
Investment, Identifier [Axis]: FID OTC POOL A [Member]
Schedule H, Line 4i - Schedule of Assets (Held at End of Year) [Abstract]
Party-in-interest	true	[2]
Identity of issuer, borrower, or similar entity	FID OTC POOL A [Member]	[2]
Description of Investment	Common Collective Trust [Member]	[2]
Participation status	Participant-directed Investments [Member]	[2],[3]
Current value	$ 45,534,030	[2]
Investment, Identifier [Axis]: FID US BOND IDX [Member]
Schedule H, Line 4i - Schedule of Assets (Held at End of Year) [Abstract]
Party-in-interest	true	[2]
Identity of issuer, borrower, or similar entity	FID US BOND IDX [Member]	[2]
Description of Investment	Mutual Funds [Member]	[2]
Participation status	Participant-directed Investments [Member]	[2],[3]
Current value	$ 12,040,713	[2]
Investment, Identifier [Axis]: JH ENTERPRISE III [Member]
Schedule H, Line 4i - Schedule of Assets (Held at End of Year) [Abstract]
Identity of issuer, borrower, or similar entity	JH ENTERPRISE III [Member]
Description of Investment	Common Collective Trust [Member]
Participation status	Participant-directed Investments [Member]	[3]
Current value	$ 13,124,853
Investment, Identifier [Axis]: LOOMIS SM CP GRTH N [Member]
Schedule H, Line 4i - Schedule of Assets (Held at End of Year) [Abstract]
Identity of issuer, borrower, or similar entity	LOOMIS SM CP GRTH N [Member]
Description of Investment	Mutual Funds [Member]
Participation status	Participant-directed Investments [Member]	[3]
Current value	$ 16,724,520
Investment, Identifier [Axis]: NAVIENT STOCK FUND [Member]
Schedule H, Line 4i - Schedule of Assets (Held at End of Year) [Abstract]
Party-in-interest	true	[2]
Identity of issuer, borrower, or similar entity	NAVIENT STOCK FUND [Member]	[2]
Description of Investment	Common Stock Fund [Member]	[2]
Participation status	Participant-directed Investments [Member]	[2],[3]
Current value	$ 6,016,875	[2]
Investment, Identifier [Axis]: PGIM GLB TOT RTN Z [Member]
Schedule H, Line 4i - Schedule of Assets (Held at End of Year) [Abstract]
Identity of issuer, borrower, or similar entity	PGIM GLB TOT RTN Z [Member]
Description of Investment	Mutual Funds [Member]
Participation status	Participant-directed Investments [Member]	[3]
Current value	$ 712,285
Investment, Identifier [Axis]: PUTNAM STABLE VALUE [Member]
Schedule H, Line 4i - Schedule of Assets (Held at End of Year) [Abstract]
Identity of issuer, borrower, or similar entity	PUTNAM STABLE VALUE [Member]
Description of Investment	Common Collective Trust [Member]
Participation status	Participant-directed Investments [Member]	[3]
Current value	$ 4,842,857
Investment, Identifier [Axis]: SP 500 INDEX PL CL C [Member]
Schedule H, Line 4i - Schedule of Assets (Held at End of Year) [Abstract]
Party-in-interest	true	[2]
Identity of issuer, borrower, or similar entity	SP 500 INDEX PL CL C [Member]	[2]
Description of Investment	Common Collective Trust [Member]	[2]
Participation status	Participant-directed Investments [Member]	[2],[3]
Current value	$ 114,761,691	[2]
Investment, Identifier [Axis]: SP INTL INDEX C [Member]
Schedule H, Line 4i - Schedule of Assets (Held at End of Year) [Abstract]
Party-in-interest	true	[2]
Identity of issuer, borrower, or similar entity	SP INTL INDEX C [Member]	[2]
Description of Investment	Common Collective Trust [Member]	[2]
Participation status	Participant-directed Investments [Member]	[2],[3]
Current value	$ 15,409,275	[2]
Investment, Identifier [Axis]: SP MID CAP IDX CL C [Member]
Schedule H, Line 4i - Schedule of Assets (Held at End of Year) [Abstract]
Party-in-interest	true	[2]
Identity of issuer, borrower, or similar entity	SP MID CAP IDX CL C [Member]	[2]
Description of Investment	Common Collective Trust [Member]	[2]
Participation status	Participant-directed Investments [Member]	[2],[3]
Current value	$ 9,520,192	[2]
Investment, Identifier [Axis]: SP SMALL CP IND CL C [Member]
Schedule H, Line 4i - Schedule of Assets (Held at End of Year) [Abstract]
Party-in-interest	true	[2]
Identity of issuer, borrower, or similar entity	SP SMALL CP IND CL C [Member]	[2]
Description of Investment	Common Collective Trust [Member]	[2]
Participation status	Participant-directed Investments [Member]	[2],[3]
Current value	$ 5,868,119	[2]
Investment, Identifier [Axis]: VANG VMMR-FED MMKT [Member]
Schedule H, Line 4i - Schedule of Assets (Held at End of Year) [Abstract]
Identity of issuer, borrower, or similar entity	VANG VMMR-FED MMKT [Member]
Description of Investment	Mutual Funds [Member]
Participation status	Participant-directed Investments [Member]	[3]
Current value	$ 25,974,623
Investment, Identifier [Axis]: VICTORY S ESTB VAL Y [Member]
Schedule H, Line 4i - Schedule of Assets (Held at End of Year) [Abstract]
Identity of issuer, borrower, or similar entity	VICTORY S ESTB VAL Y [Member]
Description of Investment	Mutual Funds [Member]
Participation status	Participant-directed Investments [Member]	[3]
Current value	$ 14,029,526
Minimum [Member]
Schedule H, Line 4i - Schedule of Assets (Held at End of Year) [Abstract]
Participant Loans, interest rate	3.25%
Maximum [Member]
Schedule H, Line 4i - Schedule of Assets (Held at End of Year) [Abstract]
Participant Loans, interest rate	9.00%

[1]	Collateralized by participant accounts with interest ranging from 3.25% to 9% per annum
[2]	Denotes a party-in-interest
[3]	Cost information is not required for participant-directed investments and therefore is not included in this schedule.
[4]	Some investments within Brokeragelink are in funds offered by affiliates of Fidelity, a party-in-interest